4. FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Details 10) - Designated as Cash Flow Hedge [Member] R$ in Millions		12 Months Ended
		Dec. 31, 2017 BRL (R$)	Dec. 31, 2016 BRL (R$)
FinancialInstrumentsAndRiskManagementLineItems [Line Items]
Value (notional)		R$ 477.0	R$ 568.7
Fair value	[1]	R$ 1,679.5	1,954.9
Export Prepayment - PPEs [Member]
FinancialInstrumentsAndRiskManagementLineItems [Line Items]
Type of risk hedged		US$ (E.R.)
Maturities		01.2018 to 02.2019
Value (notional)		R$ 208.3	300.0
Average rate		1.8643
Fair value	[1]	R$ 689.2	R$ 977.7

[1]	Reference value converted by the Ptax rate at the end of the period or partial revocation dates. This amount shows the total that may impact the Company's shareholders' equity.